UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Paul R. Fearday

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414)-765-5346

Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 28, 2018

Item 1. Reports to Stockholders.

Semiannual Report

February 28, 2018 (Unaudited)

Nationwide ETFs

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Nationwide ETFs

Letters to Investors	Nationwide Risk-Based U.S. Equity ETF

February 28, 2018

Dear Investors,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Nationwide Risk-Based U.S. Equity ETF (“RBUS” or the “Fund”). The following information pertains to the period from the Fund’s inception on September 15, 2017 through February 28, 2018.

The Fund’s underlying index is the R Risk-Based US Index (RRB US Index) is a rules-based, equal risk-weighted index that provides exposure to large cap U.S. listed companies. The RRB US Index seeks to lower volatility, reduce maximum drawdown, and enhance the Sharpe ratio, all without curtailing returns.

During the period ending on February 28, 2018, the Fund underperformed its benchmark, the S&P 500® Index. The market price for RBUS increased 5.05% and the NAV increased 4.11% while the S&P 500® Index gained 9.47% over the same period. The RRB US Index returned 4.31%. Meanwhile, outstanding shares ended the period at 4,400,000.

For the period, the largest positive contributor to return was WW Grainger Inc. (GWW US), adding 0.19% to the return of the Fund, and gaining 56.53% with an average weighting of 0.39%. The second largest contributor to return was Amazon.com Inc. (AMZN US), adding 0.18% to the return of the Fund, and gaining 53.27% with an average weighting of 0.38%. The third largest contributor to return was The Boeing Co. (BA US), adding 0.15% to the return of the Fund, and gaining 47.01% with an average weighting of 0.40%.

For the period, the three securities with the most negative impact to the Fund’s return were PG&E Corp. (PCG US), General Electric Co. (GE US), and PPL Corp. (PPL US). PG&E Corp. detracted 0.19% from the return of the Fund, and declined 41.08% with an average weighting of 0.38%. General Electric Co. detracted 0.18% from the return of the Fund, and declined 40.14% with an average weighting of 0.36%. PPL Corp. (PPL US), detracted 0.16% from the return of the Fund, and declined 26.30% with an average weight of 0.52%.

To learn more about Nationwide Funds’ ETF offerings, please visit our website at www.etf.nationwide.com. We thank you for your continued trust in us.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Fund Advisors

Must be preceded or accompanied by a prospectus.

The Fund is subject to the risks of investing in equity securities. Please refer to the summary prospectus for a more detailed explanation of the Fund’s principal risks. There is no assurance that the investment objective of any fund will be achieved. Diversification does not assure a profit or protect against a loss in a declining market.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

The R Risk-Based US IndexSM (“Index”) is a product of, the marketing name for, and a licensed trademark of Rothschild Risk Based Investments LLC (collectively with its affiliates, “Rothschild”). “Rothschild®”, the Index, and “Rothschild Indexes” are trade and service marks of Rothschild and have been licensed for use for certain purposes by Nationwide Fund Advisors. Nationwide Risk-Based U.S. Equity ETF (“ETF”) is not sponsored or sold by Rothschild, and Rothschild makes no representation or warranty, express or implied, regarding the ETF to the owners of the ETF or any member of the public.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security. For a complete listing of the Funds' holdings, please refer to the Scheules of Investments in this report.

Letters to Investors	Nationwide Risk-Based International Equity ETF

February 28, 2018

Dear Investors,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Nationwide Risk-Based International Equity ETF (“RBIN” or the “Fund”). The following information pertains to the period from the Fund’s inception on September 15, 2017 through February 28, 2018.

The Fund’s underlying index, the R Risk-Based International Index (RRB International Index) is a rules-based, equal risk-weighted index that provides exposure to large cap companies in developed markets, ex North America. The RRB International Index seeks to lower volatility, reduce maximum drawdown, and enhance the Sharpe ratio, all without curtailing returns.

The Fund had positive performance during the period ending on February 28, 2018. The market price for RBIN increased 5.18% and the NAV increased 5.61% while the MSCI EAFE, the Fund’s benchmark, gained 4.45% over the same period. The RRB International Index returned 6.06%. Meanwhile, outstanding shares ended the period at 4,750,000.

For the period, the largest positive contributor to return was Sky PLC. (SKY LN), adding 0.29% to the return of the Fund, gaining 48.01% with an average weighting of 0.56%. The second largest contributor to return was Daiichi Sankyo Co., Ltd. (4568 JP), adding 0.21% to the return of the Fund, gaining 55.35% with an average weighting of 0.44%. The third largest contributor to return was Sumitomo Metal Mining Co., Ltd. (5713 JP), adding 0.20% to the return of the Fund, gaining 39.80% with an average weighting of 0.29%.

For the period, the three securities with the most negative impact to the Fund’s return were Hongkong Land Holdings Ltd. (HKL SP), Leonardo S.p.A. (LDO IM), and Centrica PLC. (CNA LN). Hongkong Land Holdings Ltd. (HKL SP), detracted 0.20% from the return of the Fund, and declined 9.93% with an average weighting of 1.49%. Leonardo S.p.A. (LDO IM), detracted 0.17% from the return of the Fund, and declined 34.31% with an average weighting of 0.14%. Centrica PLC. (CNA LN), detracted 0.16% from the return of the Fund, and declined 21.33% with an average weighting of 0.77%.

To learn more about Nationwide Funds’ ETF offerings, please visit our website at www.etf.nationwide.com. We thank you for your continued trust in us.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Fund Advisors

Must be preceded or accompanied by a prospectus.

The Fund is subject to the risks of investing in equity securities. The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). Please refer to the summary prospectus for a more detailed explanation of the Fund’s principal risks. There is no assurance that the investment objective of any fund will be achieved. Diversification does not assure a profit or protect against a loss in a declining market.

MSCI EAFE Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

The R Risk-Based International IndexSM (“Index”) is a product of, the marketing name for, and a licensed trademark of Rothschild Risk Based Investments LLC (collectively with its affiliates, “Rothschild”). “Rothschild®”, the Index, and “Rothschild Indexes” are trade and service marks of Rothschild and have been licensed for use for certain purposes by Nationwide Fund Advisors. Nationwide Risk-Based International Equity ETF (“ETF”) is not sponsored or sold by Rothschild, and Rothschild makes no representation or warranty, express or implied, regarding the ETF to the owners of the ETF or any member of the public.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security. For a complete listing of the Funds' holdings, please refer to the Schedules of Investments in this report.

Letters to Investors	Nationwide Maximum Diversification U.S. Core Equity ETF

February 28, 2018

Dear Investors,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Nationwide Maximum Diversification U.S. Core Equity ETF (“MXDU” or the “Fund”). The following information pertains to the period from the Fund’s inception on September 15, 2017 through February 28, 2018.

The Fund’s underlying index is TOBAM’s Maximum Diversification® USA Index (“TOBAM Index”), which aims to help investors avoid portfolio concentration. The TOBAM Index seeks to maximize a mathematical definition of diversification, the Diversification Ratio®, to provide investors with the most diversified portfolio possible in any given stock universe across global and domestic markets. The Diversification Ratio® is a proprietary metric based on the volatility of each index constituent and its correlation to the other index constituents. Constituents are weighted so that each effective risk factor evenly contributes to the risk of the portfolio, subject to active share constraints.

The Fund posted positive performance during the fiscal period ended February 28, 2018. During the period, the market price for MXDU increased 10.03% and the net asset value (NAV) increased 7.95%, while the MSCI USA Index, the Fund’s benchmark, gained 9.39% over the same period. The TOBAM Index returned 8.15% for the period. Meanwhile, outstanding shares for the period rose to 4,150,000.

For the period, the largest positive contributor to the Fund’s return was Netflix, Inc. (NFLX US), adding 0.82% and gaining 59.79% with an average weighting of 1.65%. The second-largest contributor to the Fund’s return for the period was Twitter Inc. (TWTR US), adding 0.79% and gaining 76.90% with an average weighting of 1.25%. The third-largest contributor to the Fund’s return for the period was Amazon.com, Inc. (AMZN US), adding 0.70% and gaining 53.27% with an average weighting of 1.55%.

For the period, the largest detriment to the Fund’s return was PG&E Corp. (PCG US), detracting 0.47% and declining 41.08% with an average weighting of 0.81%. Two other securities with a negative impact to the Fund’s return were The Procter & Gamble Co. (PG US) (detracting 0.16% from Fund performance and declining 14.53% with an average weighting of 1.03%) and Allergan plc (AGN US) (detracting 0.15% from Fund performance and declining 29.40% with an average weighting of 0.40%).

To learn more about Nationwide Funds’ ETF offerings, please visit our website at www.etf.nationwide.com. We thank you for your continued trust in us.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Fund Advisors

Must be preceded or accompanied by a prospectus.

The Fund is subject to the risks of investing in equity securities. Please refer to the summary prospectus for a more detailed explanation of the Fund’s principal risks. There is no assurance that the investment objective of any fund will be achieved. Diversification does not assure a profit or protect against a loss in a declining market. Please refer to the most recent prospectus for a more detailed description of the Fund’s risks.

MSCI USA Index: An unmanaged index created by Morgan Stanley Capital International (MSCI) that measures the performance of the large and mid cap segments of the U.S. market. The index covers approximately 85% of the free float-adjusted market capitalization in the United States. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

TOBAM Maximum Diversification® USA Index data copyright ©2017, TOBAM S.A.S. All rights reserved. Maximum Diversification is a registered trademark and service mark of TOBAM S.A.S. or its affiliates (“TOBAM”). The Nationwide ETFs (“ETFs”) are not sponsored, endorsed, issued, sold, or promoted by TOBAM S.A.S. (“TOBAM”), and TOBAM does not make any representation regarding the advisability of investing in the Funds. Nationwide licenses the use of Maximum Diversification® indices and is not affiliated with TOBAM or its affiliates. For more details, visit nationwidefinancial.com/#!/products/investments/etfs.com.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security. For a complete listing of the Funds' holdings, please refer to the Schedules of Investments in this report.

Portfolio Allocations	Nationwide ETFs

As of February 28, 2018 (Unaudited)

Nationwide Risk-Based U.S. Equity ETF
Sector	Percentage of Net Assets
Consumer Discretionary	15.6%
Health Care	14.5
Consumer Staples	14.3
Utilities	14.1
Information Technology	12.0
Financials	10.4
Industrials	9.7
Energy	4.1
Materials	4.1
Telecommunication Services	1.0
Short-Term Investments and Other Assets and Liabilities	0.2
Total	100.0%

Nationwide Risk-Based International Equity ETF
Sector	Percentage of Net Assets
Industrials	18.8%
Financials	15.7
Consumer Discretionary	13.5
Consumer Staples	12.2
Health Care	10.1
Utilities	6.4
Telecommunication Services	5.9
Materials	5.7
Information Technology	4.0
Real Estate	3.8
Energy	3.5
Short-Term Investments and Other Assets and Liabilities	0.4
Total	100.0%

Nationwide Maximum Diversification U.S. Core Equity ETF
Sector	Percentage of Net Assets
Consumer Discretionary	21.9%
Health Care	19.3
Information Technology	16.0
Consumer Staples	13.0
Financials	5.8
Energy	4.9
Real Estate	4.9
Utilities	4.9
Industrials	3.9
Materials	3.4
Telecommunication Services	1.8
Short-Term Investments and Other Assets and Liabilities	0.2
Total	100.0%

Schedules of Investments

February 28, 2018 (Unaudited)

Nationwide Risk-Based U.S. Equity ETF

Shares	Security Description	Value
	COMMON STOCKS — 99.8%
	Consumer Discretionary — 15.6%
397	Amazon.com, Inc. (a)	$600,443
10,042	Aramark	418,852
2,699	Autoliv, Inc. +	387,145
546	AutoZone, Inc. (a)	362,937
282	Booking Holdings, Inc. (a)	573,599
6,054	Carnival Corporation	405,073
8,388	CBS Corporation	444,312
1,360	Charter Communications, Inc. (a)	465,025
8,997	Comcast Corporation	325,781
5,674	Darden Restaurants, Inc.	523,086
9,874	DISH Network Corporation (a)	411,647
3,575	Expedia, Inc.	375,983
38,015	Ford Motor Company	403,339
3,966	Genuine Parts Company	364,237
3,813	Hasbro, Inc.	364,408
1,794	Home Depot, Inc.	326,992
5,196	Liberty Broadband Corporation - Class A (a)	454,026
3,173	McDonald's Corporation	500,509
9,811	Michael Kors Holdings, Ltd. (a)	617,406
1,586	Mohawk Industries, Inc. (a)	380,450
13,446	Newell Brands, Inc.	345,428
6,134	Nike, Inc.	411,162
119	NVR, Inc. (a) +	338,337
5,360	Omnicom Group, Inc.	408,593
1,320	O'Reilly Automotive, Inc. (a)	322,331
2,638	PVH Corporation	380,611
4,679	Ross Stores, Inc.	365,383
5,059	Scripps Networks Interactive, Inc.	454,602
11,725	Starbucks Corporation	669,498
10,048	Tapestry, Inc.	511,544
3,477	Tiffany & Company	351,316
10,543	Time Warner, Inc.	980,077
5,828	TJX Companies, Inc.	481,860
10,959	Twenty-First Century Fox, Inc. - Class A	403,510
2,301	Ulta Beauty, Inc. (a)	467,908
5,416	VF Corporation	403,871
4,856	Walt Disney Company	500,945
2,016	Whirlpool Corporation	327,459
2,662	Wynn Resorts, Ltd.	445,885
5,419	Yum! Brands, Inc.	440,998
		17,716,568
	Consumer Staples — 14.3%
6,785	Altria Group, Inc.	427,116
9,702	Archer Daniels Midland Company	402,827
6,764	Brown-Forman Corporation - Class B	472,060
4,883	Bunge, Ltd.	368,325
10,736	Campbell Soup Company	462,185
13,550	Church & Dwight Company, Inc.	666,524
3,104	Clorox Company	400,664

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2018 (Unaudited)

Nationwide Risk-Based U.S. Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)
	Consumer Staples (Continued)
14,343	Coca-Cola Company	$619,904
8,843	Colgate-Palmolive Company	609,902
10,219	Conagra Brands, Inc.	369,212
3,405	Constellation Brands, Inc. - Class A	733,709
1,984	Costco Wholesale Corporation	378,746
15,578	Coty, Inc.	300,967
4,683	CVS Health Corporation	317,180
11,718	Dr Pepper Snapple Group, Inc.	1,362,217
4,766	Estee Lauder Companies, Inc.	659,805
6,533	General Mills, Inc.	330,243
5,047	Hershey Company	495,917
11,747	Hormel Foods Corporation +	381,308
3,173	Ingredion, Inc.	414,521
2,762	JM Smucker Company	348,841
5,674	Kellogg Company	375,619
3,893	Kimberly Clark Corporation	431,812
5,669	Kraft Heinz Company	380,106
3,952	McCormick & Company, Inc.	421,995
5,086	Molson Coors Brewing Company - Class B	387,808
8,864	Mondelez International, Inc.	389,130
6,043	Monster Beverage Corporation (a)	382,945
4,711	PepsiCo, Inc.	516,938
4,166	Philip Morris International, Inc.	431,389
6,857	Procter & Gamble Company	538,412
5,945	Sysco Corporation	354,619
5,465	Tyson Foods, Inc.	406,487
4,915	Walgreens Boots Alliance, Inc.	338,594
4,326	Wal-Mart Stores, Inc.	389,383
		16,267,410
	Energy — 4.1%
17,114	Cabot Oil & Gas Corporation	413,474
3,431	Chevron Corporation	383,998
4,968	Cimarex Energy Company	477,375
4,831	EOG Resources, Inc.	489,960
5,287	Exxon Mobil Corporation	400,437
5,988	Occidental Petroleum Corporation	392,813
4,138	Phillips 66	373,951
7,218	Schlumberger, Ltd.	473,790
11,159	Targa Resources Corporation	498,249
4,364	Valero Energy Corporation	394,593
13,858	Williams Companies, Inc.	384,698
		4,683,338
	Financials — 10.4%
5,810	Aflac, Inc.	516,393
5,782	Allstate Corporation	533,447
7,888	American International Group, Inc.	452,298
3,864	Aon plc	542,196
5,458	Arch Capital Group, Ltd. (a)	481,614
5,860	Arthur J Gallagher & Company	404,985

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2018 (Unaudited)

Nationwide Risk-Based U.S. Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)
	Financials (Continued)
11,209	Athene Holding, Ltd. (a)	$529,177
1,695	Berkshire Hathaway, Inc. - Class B (a)	351,204
5,445	Cboe Global Markets, Inc.	609,894
2,794	Chubb, Ltd.	396,524
4,891	Cincinnati Financial Corporation	364,820
3,048	CME Group, Inc.	506,456
2,019	Everest Re Group, Ltd.	485,045
7,867	Hartford Financial Services Group, Inc.	415,771
7,415	Intercontinental Exchange, Inc.	541,888
8,155	Loews Corporation	402,286
559	Markel Corporation (a)	621,608
6,346	Marsh & McLennan Companies, Inc.	526,845
6,114	Nasdaq, Inc.	493,706
10,646	Progressive Corporation	612,997
2,774	Reinsurance Group of America, Inc.	426,613
4,170	Torchmark Corporation	355,993
3,219	Travelers Companies, Inc.	447,441
7,275	US Bancorp	395,469
2,789	Willis Towers Watson plc	440,383
		11,855,053
	Health Care — 14.5%
5,868	Abbott Laboratories	354,016
2,666	Aetna, Inc.	472,041
2,090	Allergan plc	322,320
1,447	Anthem, Inc.	340,595
5,888	Baxter International, Inc.	399,148
1,767	Becton Dickinson and Company	392,309
16,242	Boston Scientific Corporation (a)	442,757
6,231	Bristol-Myers Squibb Company	412,492
4,365	Celgene Corporation (a)	380,279
6,189	Cerner Corporation (a)	397,086
1,794	Cigna Corporation	351,427
1,564	Cooper Companies, Inc.	360,533
3,939	Danaher Corporation	385,155
4,215	DaVita, Inc. (a)	303,564
8,248	DENTSPLY SIRONA, Inc.	462,384
2,532	Edwards Lifesciences Corporation (a)	338,452
5,621	Eli Lilly & Company	432,929
4,995	Express Scripts Holding Company (a)	376,873
5,059	Gilead Sciences, Inc.	398,295
3,356	HCA Healthcare, Inc. (a)	333,083
4,516	Henry Schein, Inc. (a)	298,914
9,342	Hologic, Inc. (a)	362,750
1,467	Humana, Inc.	398,760
4,689	Incyte Corporation (a)	399,315
1,006	Intuitive Surgical, Inc. (a)	429,009
4,022	IQVIA Holdings, Inc. (a)	395,483
3,207	Johnson & Johnson	416,525
2,195	Laboratory Corporation of America Holdings (a)	379,077

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2018 (Unaudited)

Nationwide Risk-Based U.S. Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
5,127	Medtronic plc	$409,596
8,830	Merck & Company, Inc.	478,763
4,249	Perrigo Company plc	346,124
11,881	Pfizer, Inc.	431,399
3,801	Quest Diagnostics, Inc.	391,693
1,522	Regeneron Pharmaceuticals, Inc. (a)	487,710
2,112	Stryker Corporation	342,482
1,684	Thermo Fisher Scientific, Inc.	351,249
1,474	UnitedHealth Group, Inc.	333,360
2,944	Universal Health Services, Inc. - Class B	336,205
3,083	Varian Medical Systems, Inc. (a)	367,925
1,703	Waters Corporation (a)	348,502
1,777	WellCare Health Plans, Inc. (a)	344,578
3,484	Zimmer Biomet Holdings, Inc.	405,015
5,261	Zoetis, Inc.	425,404
		16,535,576
	Industrials — 9.7%
1,586	3M Company	373,519
4,966	AMETEK, Inc.	376,125
982	Boeing Company	355,690
5,163	CH Robinson Worldwide, Inc.	482,017
7,868	Copart, Inc. (a)	368,301
1,468	CoStar Group, Inc. (a)	502,247
3,817	Equifax, Inc.	431,322
5,377	Expeditors International of Washington, Inc.	349,290
4,464	Fortive Corporation	342,835
1,586	General Dynamics Corporation	352,806
29,242	General Electric Company	412,605
2,378	Harris Corporation	371,325
2,473	Honeywell International, Inc.	373,695
8,247	IHS Markit, Ltd. (a)	388,021
1,683	L3 Technologies, Inc.	349,307
1,205	Lockheed Martin Corporation	424,690
11,421	Nielsen Holdings plc +	372,667
1,289	Northrop Grumman Corporation	451,202
1,914	Raytheon Company	416,314
6,260	Republic Services, Inc.	420,547
4,067	Rockwell Collins, Inc.	560,106
2,277	Stanley Black & Decker, Inc.	362,476
3,092	United Parcel Service, Inc.	322,836
3,163	United Technologies Corporation	426,183
3,901	Verisk Analytics, Inc. (a)	398,643
4,681	Waste Management, Inc.	404,064
1,376	W.W. Grainger, Inc.	359,893
4,887	Xylem, Inc.	364,472
		11,113,198
	Information Technology — 12.0%
2,601	Accenture plc	418,787
6,472	Amdocs, Ltd.	425,793

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2018 (Unaudited)

Nationwide Risk-Based U.S. Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)
	Information Technology (Continued)
4,186	Amphenol Corporation	$382,559
2,258	ANSYS, Inc. (a)	361,145
2,633	Automatic Data Processing, Inc.	303,638
3,453	Broadridge Financial Solutions, Inc.	346,612
10,409	CA, Inc.	365,356
7,745	CDK Global, Inc.	531,927
5,715	Check Point Software Technologies, Ltd. (a)	593,731
4,877	Cognizant Technology Solutions Corporation	400,012
2,272	Facebook, Inc. (a)	405,143
4,782	Fidelity National Information Services, Inc.	464,715
2,289	Fiserv, Inc. (a)	328,220
3,395	Global Payments, Inc.	384,959
3,537	International Business Machines Corporation	551,170
2,222	Intuit, Inc.	370,763
3,606	Jack Henry & Associates, Inc.	422,984
2,173	Mastercard, Inc.	381,926
4,672	Motorola Solutions, Inc.	495,933
12,162	NXP Semiconductors NV (a)	1,516,115
8,503	Oracle Corporation	430,847
2,844	Palo Alto Networks, Inc. (a)	493,064
5,611	Paychex, Inc.	365,444
3,669	salesforce.com, Inc. (a)	426,521
4,632	Synopsys, Inc. (a)	392,191
5,537	Total System Services, Inc.	486,978
3,812	VeriSign, Inc. (a) +	442,268
3,214	Visa, Inc.	395,129
16,395	Western Union Company	324,949
5,613	Worldpay, Inc. (a)	456,225
		13,665,104
	Materials — 4.1%
2,225	Air Products & Chemicals, Inc.	357,758
3,784	Avery Dennison Corporation	447,080
9,956	Ball Corporation	397,742
3,215	Ecolab, Inc.	419,397
2,403	International Flavors & Fragrances, Inc.	339,424
7,708	Monsanto Company	950,935
17,565	Newmont Mining Corporation	670,983
3,188	PPG Industries, Inc.	358,459
8,339	Sealed Air Corporation	353,323
909	Sherwin-Williams Company	365,036
		4,660,137
	Telecommunication Services — 1.0%
10,746	AT&T, Inc.	390,080
5,683	T-Mobile US, Inc. (a)	344,447
7,456	Verizon Communications, Inc.	355,949
		1,090,476
	Utilities — 14.1%
15,448	Alliant Energy Corporation	597,065
11,891	Ameren Corporation	645,681

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2018 (Unaudited)

Nationwide Risk-Based U.S. Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)
	Utilities (Continued)
11,412	American Electric Power Company, Inc.	$748,399
6,637	American Water Works Company, Inc.	526,712
5,729	Atmos Energy Corporation	461,127
18,303	CenterPoint Energy, Inc.	495,096
14,823	CMS Energy Corporation	629,236
9,020	Consolidated Edison, Inc.	675,508
10,353	Dominion Energy, Inc.	766,847
6,779	DTE Energy Company	683,188
11,901	Duke Energy Corporation	896,621
8,034	Edison International	486,780
7,043	Entergy Corporation	534,000
11,176	Eversource Energy	637,032
16,625	Exelon Corporation	615,790
17,690	FirstEnergy Corporation	571,918
5,341	NextEra Energy, Inc.	812,633
13,220	PG&E Corporation	543,210
7,076	Pinnacle West Capital Corporation	544,569
20,294	PPL Corporation	581,423
11,365	Public Service Enterprise Group, Inc.	550,407
6,555	Sempra Energy	714,364
25,702	Southern Company	1,106,729
10,333	WEC Energy Group, Inc.	619,153
15,657	Xcel Energy, Inc.	677,635
		16,121,123
	TOTAL COMMON STOCKS (Cost $111,912,575)	113,707,983

	SHORT-TERM INVESTMENTS — 0.1%
81,274	Invesco Short-Term Investments Trust - Government & Agency Portfolio, Institutional Class, 1.30%*	81,274
	TOTAL SHORT-TERM INVESTMENTS (Cost $81,274)	81,274

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 1.1%
1,285,607	First American Government Obligations Fund, Class Z, 1.24% *	1,285,607
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,285,607)	1,285,607

	Total Investments (Cost $113,279,456) — 101.0%	115,074,864
	Liabilities in Excess of Other Assets — (1.0)%	(1,105,239)
	TOTAL NET ASSETS — 100.0%	$113,969,625

Percentages are stated as a percent of net assets.

*	Rate shown is the annualized seven-day yield as of February 28, 2018.
(a)	Non-income producing security
+	All or a portion of this security is on loan as of February 28, 2018. The total value of securities on loan is $1,240,272.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2018 (Unaudited)

Nationwide Risk-Based International Equity ETF

Shares	Security Description	Value
	COMMON STOCKS — 99.6%
	AUSTRALIA — 5.7%
	Consumer Discretionary — 0.4%
27,506	Aristocrat Leisure, Ltd.	$528,347
	Consumer Staples — 1.0%
16,189	Wesfarmers, Ltd.	521,388
31,523	Woolworths Group, Ltd.	678,218
		1,199,606
	Financials — 1.6%
108,067	AMP, Ltd.	445,476
90,478	Insurance Australia Group, Ltd.	578,139
20,431	National Australia Bank, Ltd.	480,490
19,251	Westpac Banking Corporation	461,590
		1,965,695
	Health Care — 0.5%
4,472	CSL, Ltd.	568,614
	Industrials — 0.4%
66,115	Brambles, Ltd.	494,591
	Materials — 0.8%
41,954	Amcor, Ltd.	454,426
35,967	Newcrest Mining, Ltd.	595,578
		1,050,004
	Telecommunication Services — 0.5%
242,027	Telstra Corporation, Ltd.	631,806
	Utilities — 0.5%
37,524	AGL Energy, Ltd.	639,197
		7,077,860

	AUSTRIA — 0.8%
	Materials — 0.4%
7,647	voestalpine AG	443,948
	Utilities — 0.4%
19,005	Verbund AG	505,310
		949,258
	BELGIUM — 2.4%
	Consumer Discretionary — 0.4%
6,284	Telenet Group Holding NV (a)	432,647
	Consumer Staples — 0.3%
3,760	Anheuser-Busch InBev SA/NV	401,172
	Financials — 0.8%
10,133	Ageas SA	533,277
5,183	KBC Group NV	488,646
		1,021,923
	Health Care — 0.5%
7,868	UCB SA	653,308
	Telecommunication Services — 0.4%
13,848	Proximus SADP	445,718
		2,954,768

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2018 (Unaudited)

Nationwide Risk-Based International Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)
	BERMUDA — 0.4%
	Financials — 0.4%
2,896	HAL Trust	$549,594
		549,594
	CHINA — 2.9%
	Energy — 2.0%
734,000	China Petroleum & Chemical Corporation	590,929
408,500	China Shenhua Energy Company, Ltd.	1,161,505
1,038,000	PetroChina Company, Ltd.	733,536
		2,485,970
	Financials — 0.9%
177,000	China Life Insurance Company, Ltd.	525,890
53,000	Ping An Insurance Group Company of China, Ltd.	565,199
		1,091,089
		3,577,059
	DENMARK — 3.4%
	Consumer Staples — 0.4%
4,281	Carlsberg AS	526,079
	Financials — 0.4%
13,120	Danske Bank AS	529,115
	Health Care — 0.8%
5,057	Coloplast AS	428,762
11,439	Novo Nordisk AS	593,236
		1,021,998
	Industrials — 0.5%
8,385	Vestas Wind Systems A/S	609,288
	Materials — 0.4%
8,889	Novozymes AS	458,661
	Telecommunication Services — 0.5%
68,548	TDC AS	558,620
	Utilities — 0.4%
8,300	Orsted AS	517,866
		4,221,627
	FINLAND — 1.2%
	Financials — 0.4%
8,184	Sampo Oyj	465,541
	Industrials — 0.8%
10,606	Kone OYJ	550,926
6,023	Wartsila OYJ Abp	425,623
		976,549
		1,442,090
	FRANCE — 6.9%
	Consumer Discretionary — 1.9%
2,928	Cie Generale des Etablissements Michelin	452,461
914	Hermes International	492,834
6,077	Publicis Groupe SA	459,827
4,740	Renault SA	517,295
3,536	Sodexo SA	436,011
		2,358,428

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2018 (Unaudited)

Nationwide Risk-Based International Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)
	FRANCE (Continued)
	Consumer Staples — 1.4%
20,072	Carrefour SA	$463,910
5,368	Danone SA	430,469
1,879	L'Oreal SA	405,748
3,209	Pernod Ricard SA	528,369
		1,828,496
	Health Care — 0.7%
2,953	Essilor International Cie Generale d'Optique SA	388,434
5,598	Sanofi	443,997
		832,431
	Industrials — 1.5%
5,736	Legrand SA	451,515
4,627	Safran SA	512,976
3,386	Teleperformance	483,590
4,073	Thales SA	454,736
		1,902,817
	Information Technology — 0.4%
3,551	Dassault Systemes SE	460,165
	Materials — 0.3%
3,514	Air Liquide SA	442,084
	Utilities — 0.7%
25,395	Engie SA	398,776
18,376	Veolia Environnement SA	447,572
		846,348
		8,670,769
	GERMANY — 7.5%
	Consumer Discretionary — 0.7%
2,024	adidas AG	450,760
5,010	Daimler AG	430,602
		881,362
	Consumer Staples — 0.3%
3,548	Beiersdorf AG	389,977
	Financials — 1.5%
1,753	Allianz SE	410,546
4,183	Deutsche Boerse AG	558,389
3,200	Hannover Rueck SE	436,731
2,063	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	463,220
		1,868,886
	Health Care — 1.0%
4,321	Fresenius Medical Care AG & Company KGaA	459,025
4,965	Fresenius SE & Company KGaA	406,327
4,388	Merck KGaA	440,026
		1,305,378
	Industrials — 0.4%
14,879	Deutsche Lufthansa AG	501,223

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2018 (Unaudited)

Nationwide Risk-Based International Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)
	GERMANY (Continued)
	Information Technology — 0.8%
4,125	SAP SE	$433,676
4,993	Wirecard AG	601,174
		1,034,850
	Materials — 1.4%
4,756	Covestro AG	541,432
11,251	Evonik Industries AG	417,568
2,118	Linde AG	448,445
4,659	Symrise AG	380,034
		1,787,479
	Real Estate — 1.0%
9,251	Deutsche Wohnen SE	383,056
3,564	LEG Immobilien AG	371,566
9,423	Vonovia SE	431,552
		1,186,174
	Utilities — 0.4%
45,001	E.ON SE	458,841
		9,414,170
	HONG KONG — 4.6%
	Financials — 0.7%
102,000	AIA Group, Ltd.	854,421
	Industrials — 2.2%
25,474	Experian plc	546,145
34,200	Jardine Matheson Holdings, Ltd.	2,228,130
		2,774,275
	Real Estate — 1.7%
308,700	Hongkong Land Holdings, Ltd.	2,126,943
		5,755,639
	IRELAND — 1.4%
	Consumer Staples — 0.4%
5,431	Kerry Group plc	542,828
	Industrials — 1.0%
4,263	DCC plc	389,724
9,912	Kingspan Group plc	420,702
21,538	Ryanair Holdings plc (a)	425,554
		1,235,980
		1,778,808
	ITALY — 1.0%
	Consumer Discretionary — 0.3%
6,828	Luxottica Group SpA	411,057
	Financials — 0.4%
42,120	Mediobanca Banca di Credito Finanziario SpA	506,215
	Utilities — 0.3%
65,546	Terna Rete Elettrica Nazionale SpA	364,540
		1,281,812

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2018 (Unaudited)

Nationwide Risk-Based International Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)
	JAPAN — 26.6%
	Consumer Discretionary — 4.4%
10,100	Aisin Seiki Company, Ltd.	$593,477
14,400	Honda Motor Co, Ltd.	524,287
56,200	Nissan Motor Company, Ltd.	592,521
4,800	Nitori Holdings Company, Ltd.	810,383
5,100	Oriental Land Company, Ltd.	498,027
28,900	Sekisui House, Ltd.	508,909
6,200	Shimano, Inc.	899,452
29,900	Sumitomo Electric Industries, Ltd.	475,800
9,600	Suzuki Motor Corporation	552,941
		5,455,797
	Consumer Staples — 4.7%
37,800	Aeon Company, Ltd.	639,948
35,500	Ajinomoto Company, Inc.	651,081
9,500	Asahi Group Holdings, Ltd.	488,867
23,200	Japan Tobacco, Inc.	662,701
8,100	Kao Corporation	596,047
22,200	Kirin Holdings Company, Ltd.	578,067
7,500	MEIJI Holdings Company, Ltd.	550,349
12,900	Seven & I Holdings Company, Ltd.	539,308
9,300	Shiseido Company, Ltd.	563,116
22,500	Unicharm Corporation	633,218
		5,902,702
	Financials — 1.2%
46,500	Japan Post Holdings Company, Ltd.	562,593
267,200	Mizuho Financial Group, Inc.	499,318
13,500	MS&AD Insurance Group Holdings, Inc.	421,555
		1,483,466
	Health Care — 4.0%
43,500	Astellas Pharma, Inc.	644,316
18,000	Daiichi Sankyo Company, Ltd.	642,369
10,000	Eisai Company, Ltd.	533,808
8,800	Hoya Corporation	467,689
21,500	ONO Pharmaceutical Company, Ltd.	630,664
12,000	Otsuka Holdings Company, Ltd.	605,482
7,900	Shionogi & Company, Ltd.	413,935
10,000	Takeda Pharmaceutical Company, Ltd.	572,794
9,500	Terumo Corporation	513,705
		5,024,762
	Industrials — 6.7%
11,600	ANA Holdings, Inc.	467,783
2,400	Central Japan Railway Company	448,713
4,700	East Japan Railway Company	443,110
11,900	Hankyu Hanshin Holdings, Inc.	446,090
26,800	ITOCHU Corporation	518,896
19,000	Japan Airlines Company, Ltd.	728,091
9,900	Makita Corporation	470,390
70,900	Marubeni Corporation	544,649
12,900	Mitsubishi Heavy Industries, Ltd.	529,758

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2018 (Unaudited)

Nationwide Risk-Based International Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
	Industrials (Continued)
28,500	Mitsui & Company, Ltd.	$521,229
20,500	Recruit Holdings Company, Ltd.	497,971
5,800	Secom Company, Ltd.	417,450
27,300	Sumitomo Corporation	483,292
9,800	Taisei Corporation	500,539
25,100	Tokyu Corporation	402,946
173,000	Toshiba Corporation	513,950
6,300	West Japan Railway Company	439,326
		8,374,183
	Information Technology — 2.1%
16,500	Canon, Inc.	633,372
11,100	FUJIFILM Holdings Corporation	465,720
75,000	Fujitsu, Ltd.	452,580
700	Keyence Corporation	428,181
1,300	Nintendo Company, Ltd.	597,948
		2,577,801
	Materials — 0.4%
20,300	JFE Holdings, Inc.	473,232
	Real Estate — 0.6%
4,300	Daito Trust Construction Company, Ltd.	715,290
	Telecommunication Services — 1.3%
17,800	KDDI Corporation	439,641
12,100	Nippon Telegraph & Telephone Corporation	564,943
24,300	NTT DOCOMO, Inc.	625,121
		1,629,705
	Utilities — 1.2%
40,200	Chubu Electric Power Company, Inc.	550,229
39,900	Kansai Electric Power Company, Inc.	487,976
19,100	Tokyo Gas Company, Ltd.	480,610
		1,518,815
		33,155,753
	LUXEMBOURG — 0.5%
	Energy — 0.5%
39,780	Tenaris SA	688,949
		688,949
	NETHERLANDS — 5.0%
	Consumer Staples — 1.2%
4,439	Heineken Holding NV	442,595
4,453	Heineken NV	464,575
23,702	Koninklijke Ahold Delhaize NV	534,857
		1,442,027
	Energy — 0.4%
17,716	Royal Dutch Shell plc	561,673

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2018 (Unaudited)

Nationwide Risk-Based International Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)
	NETHERLANDS (Continued)
	Financials — 1.3%
98,777	Aegon NV	$690,551
28,191	ING Groep NV	497,798
10,658	NN Group NV	477,843
		1,666,192
	Industrials — 1.0%
6,063	Airbus SE	727,196
9,221	Wolters Kluwer NV	468,748
		1,195,944
	Materials — 0.8%
5,189	Akzo Nobel NV	504,781
4,269	Koninklijke DSM NV	443,296
		948,077
	Telecommunication Services — 0.3%
121,495	Koninklijke KPN NV	380,825
		6,194,738
	NORWAY — 1.0%
	Energy — 0.3%
18,560	Statoil ASA	428,872
	Financials — 0.3%
20,578	DNB ASA	408,841
	Telecommunication Services — 0.4%
19,973	Telenor ASA	451,647
		1,289,360
	PORTUGAL — 1.0%
	Consumer Discretionary — 0.3%
61,396	NOS SGPS SA	376,653
	Consumer Staples — 0.4%
23,743	Jeronimo Martins SGPS SA	494,024
	Energy — 0.3%
23,616	Galp Energia SGPS SA	428,303
		1,298,980
	SINGAPORE — 2.4%
	Financials — 1.0%
29,900	DBS Group Holdings, Ltd.	648,698
29,400	United Overseas Bank, Ltd.	619,848
		1,268,546
	Real Estate — 0.5%
207,300	CapitaLand, Ltd.	568,847
	Telecommunication Services — 0.9%
438,200	Singapore Telecommunications, Ltd.	1,119,639
		2,957,032
	SPAIN — 2.3%
	Consumer Discretionary — 0.3%
13,206	Industria de Diseno Textil SA	402,022
	Health Care — 0.3%
14,244	Grifols SA	392,274

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2018 (Unaudited)

Nationwide Risk-Based International Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)
	SPAIN (Continued)
	Industrials — 1.1%
22,347	Abertis Infraestructuras SA	$534,206
1,916	Aena SME SA	391,772
19,004	Ferrovial SA	411,760
		1,337,738
	Utilities — 0.6%
47,916	Iberdrola SA	355,085
18,164	Red Electrica Corporation SA	354,458
		709,543
		2,841,577
	SWEDEN — 2.9%
	Consumer Discretionary — 0.3%
19,574	Hennes & Mauritz AB	324,647
	Financials — 1.6%
45,171	Nordea Bank AB	515,523
33,295	Skandinaviska Enskilda Banken AB	393,488
39,089	Svenska Handelsbanken AB - Class A	538,768
19,701	Swedbank AB	496,954
		1,944,733
	Industrials — 0.3%
9,687	Atlas Copco AB - Class A	415,165
	Information Technology — 0.3%
65,884	Telefonaktiebolaget LM Ericsson	443,388
	Telecommunication Services — 0.4%
95,832	Telia Co AB	454,900
		3,582,833
	SWITZERLAND — 4.7%
	Consumer Discretionary — 0.4%
5,461	Cie Financiere Richemont SA	481,120
	Consumer Staples — 0.3%
5,869	Nestle SA	467,508
	Financials — 0.9%
5,668	Swiss Re AG	578,765
1,707	Zurich Insurance Group AG	563,551
		1,142,316
	Health Care — 1.0%
5,845	Novartis AG	489,593
3,130	Roche Holding AG	726,321
		1,215,914
	Industrials — 0.8%
1,140	Geberit AG	516,531
195	SGS SA	496,656
		1,013,187
	Materials — 0.8%
205	Givaudan SA	467,896
61	Sika AG	502,174
		970,070

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2018 (Unaudited)

Nationwide Risk-Based International Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)
	SWITZERLAND (Continued)
	Telecommunication Services — 0.5%
1,094	Swisscom AG	$592,697
		5,882,812
	UNITED KINGDOM — 14.3%
	Consumer Discretionary — 3.4%
23,464	Compass Group plc	499,819
61,182	Informa plc	586,218
92,106	Kingfisher plc	454,204
62,054	Pearson plc	626,209
60,261	Sky plc	1,119,250
8,824	Whitbread plc	472,100
24,532	WPP plc	471,191
		4,228,991
	Consumer Staples — 1.8%
11,618	Associated British Foods plc	421,166
14,807	Diageo PLC	501,884
12,056	Imperial Brands plc	435,051
5,240	Reckitt Benckiser Group plc	417,022
9,247	Unilever plc	475,683
		2,250,806
	Financials — 2.3%
76,668	Aviva plc	534,100
66,465	HSBC Holdings plc	656,709
155,015	Legal & General Group plc	560,879
587,810	Lloyds Banking Group plc	557,220
65,051	RSA Insurance Group plc	565,926
		2,874,834
	Health Care — 1.3%
9,095	AstraZeneca plc	598,380
27,617	GlaxoSmithKline plc	497,416
28,973	Smith & Nephew plc	506,390
		1,602,186
	Industrials — 2.1%
86,437	BAE Systems plc	690,048
17,040	Bunzl plc	459,005
6,630	Intertek Group plc	448,809
27,740	RELX NV	570,086
27,287	RELX plc	561,328
		2,729,276
	Information Technology — 0.4%
49,465	Sage Group plc	472,043
	Materials — 0.4%
11,647	Johnson Matthey plc	503,098
	Telecommunication Services — 0.7%
140,241	BT Group plc	463,367
147,059	Vodafone Group plc	412,848
		876,215

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2018 (Unaudited)

Nationwide Risk-Based International Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
	Utilities — 1.9%
514,572	Centrica plc	$1,013,872
57,204	National Grid plc	583,413
45,058	SSE plc	760,518
		2,357,803
		17,895,252
	UNITED STATES — 0.7%
	Consumer Discretionary — 0.7%
12,629	Carnival plc	835,066
		835,066
	TOTAL COMMON STOCKS (Cost $120,577,289)	124,295,806

	SHORT-TERM INVESTMENTS — 0.2%
246,568	Invesco Short-Term Investments Trust - Government & Agency Portfolio, Institutional Class, 1.30%*	246,568
	TOTAL SHORT-TERM INVESTMENTS (Cost $246,568)	246,568

	Total Investments (Cost $120,823,857) — 99.8%	124,542,374
	Other Assets in Excess of Liabilities — 0.2%	246,016
	TOTAL NET ASSETS — 100.0%	$124,788,390

Percentages are stated as a percent of net assets.

*	Rate shown is the annualized seven-day yield as of February 28, 2018.
(a)	Non-income producing security

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2018 (Unaudited)

Nationwide Maximum Diversification U.S. Core Equity ETF

Shares	Security Description	Value
	COMMON STOCKS — 99.8%
	Consumer Discretionary — 21.9%
427	Adient plc - ADR +	$26,500
2,878	Advance Auto Parts, Inc.	328,812
1,401	Amazon.com, Inc. (a)	2,118,942
1,071	Aramark	44,671
387	Autoliv, Inc. +	55,511
961	AutoZone, Inc. (a)	638,796
22,344	Best Buy Company, Inc.	1,618,599
187	Booking Holdings, Inc. (a)	380,365
1,955	Burlington Stores, Inc. (a)	239,761
2,872	Caesars Entertainment Corporation (a)	36,474
1,906	Carnival Corporation	127,530
1,602	CBS Corporation	84,858
968	Charter Communications, Inc. (a)	330,988
2,336	Chipotle Mexican Grill, Inc. (a) +	743,806
5,362	Comcast Corporation	194,158
2,071	Darden Restaurants, Inc.	190,925
1,010	DISH Network Corporation (a)	42,107
16,322	Dollar General Corporation	1,543,898
6,511	Dollar Tree, Inc. (a)	668,289
726	Domino's Pizza, Inc.	161,470
586	Expedia, Inc.	61,630
10,496	Foot Locker, Inc.	481,871
19,309	Gap, Inc.	609,778
5,038	General Motors Company	198,245
321	Genuine Parts Company	29,481
11,146	H&R Block, Inc.	282,329
11,305	Hanesbrands, Inc. +	219,317
738	Harley-Davidson, Inc. +	33,490
908	Hasbro, Inc.	86,778
324	Home Depot, Inc.	59,055
1,665	Interpublic Group of Companies, Inc.	38,961
14,489	Kohl's Corporation	957,578
948	L Brands, Inc.	46,765
1,780	Las Vegas Sands Corporation	129,602
605	Liberty Broadband Corporation - Class C (a)	53,167
881	Liberty Global plc - Class A (a)	27,434
1,598	Liberty Global plc - Class C (a)	47,988
3,073	Liberty Interactive Corporation - Class A (a)	88,718
3,588	Liberty Media Formula One Series - Class C (a)	118,153
766	Liberty Sirius XM Group Series - Class C (a)	31,988
638	Live Nation Entertainment, Inc. (a)	28,582
2,907	Lowe's Companies, Inc.	260,438
8,712	Lululemon Athletica, Inc. (a)	706,543
17,486	Macy's, Inc.	514,263
25,203	Mattel, Inc. +	400,728
3,991	McDonald's Corporation	629,540
13,120	Michael Kors Holdings, Ltd. (a)	825,642
8,180	Netflix, Inc. (a)	2,383,488

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2018 (Unaudited)

Nationwide Maximum Diversification U.S. Core Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)
	Consumer Discretionary (Continued)
3,914	Newell Brands, Inc.	$100,551
6,056	Nike, Inc.	405,934
620	Norwegian Cruise Line Holdings, Ltd. (a)	35,278
20	NVR, Inc. (a) +	56,863
690	Omnicom Group, Inc.	52,599
1,153	O'Reilly Automotive, Inc. (a)	281,551
262	Polaris Industries, Inc.	29,865
355	PulteGroup, Inc.	9,965
352	PVH Corporation	50,787
1,651	Ross Stores, Inc.	128,927
790	Royal Caribbean Cruises, Ltd.	100,014
397	Scripps Networks Interactive, Inc.	35,674
5,237	ServiceMaster Global Holdings, Inc. (a)	268,972
5,838	Sirius XM Holdings, Inc. +	36,663
5,060	Starbucks Corporation	288,926
1,963	Tapestry, Inc.	99,936
4,617	Target Corporation	348,168
849	Tesla, Inc. (a) +	291,259
207	Thor Industries, Inc.	26,703
526	Tiffany & Company	53,147
2,569	TJX Companies, Inc.	212,405
7,195	Tractor Supply Company	467,171
1,902	Twenty-First Century Fox, Inc.	69,271
4,827	Twenty-First Century Fox, Inc. - Class A	177,730
434	Ulta Beauty, Inc. (a)	88,254
142	Vail Resorts, Inc.	29,234
1,539	VF Corporation	114,763
7,705	Viacom, Inc. - Class B	256,885
4,714	Walt Disney Company	486,297
242	Whirlpool Corporation	39,308
4,845	Wynn Resorts, Ltd.	811,539
1,707	Yum China Holdings, Inc.	73,947
396	Yum! Brands, Inc.	32,226
		24,488,824
	Consumer Staples — 13.0%
3,755	Archer Daniels Midland Company	155,908
2,258	Brown-Forman Corporation - Class B	157,586
10,709	Bunge, Ltd.	807,780
6,782	Campbell Soup Company	291,965
1,111	Church & Dwight Company, Inc.	54,650
7,574	Clorox Company	977,652
18,654	Coca-Cola Company	806,226
2,019	Coca-Cola European Partners plc	76,762
5,252	Colgate-Palmolive Company	362,230
11,181	Conagra Brands, Inc.	403,970
2,750	Constellation Brands, Inc. - Class A	592,570
1,927	Costco Wholesale Corporation	367,864
11,893	Coty, Inc.	229,773

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2018 (Unaudited)

Nationwide Maximum Diversification U.S. Core Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)
	Consumer Staples (Continued)
7,883	CVS Health Corporation	$533,916
10,343	Dr Pepper Snapple Group, Inc.	1,202,373
1,041	Estee Lauder Companies, Inc.	144,116
2,489	General Mills, Inc.	125,819
1,450	Hershey Company	142,477
1,366	Hormel Foods Corporation +	44,340
728	Ingredion, Inc.	95,106
1,956	JM Smucker Company	247,043
1,407	Kellogg Company	93,143
1,569	Kimberly Clark Corporation	174,033
2,732	Kraft Heinz Company	183,181
52,242	Kroger Company	1,416,803
668	Lamb Weston Holdings, Inc.	36,132
529	McCormick & Company, Inc.	56,487
838	Molson Coors Brewing Company - Class B	63,898
2,824	Mondelez International, Inc.	123,974
13,899	Monster Beverage Corporation (a)	880,780
6,721	PepsiCo, Inc.	737,495
527	Pinnacle Foods, Inc.	28,437
12,478	Procter & Gamble Company	979,773
2,087	Sysco Corporation	124,490
19,727	Tyson Foods, Inc.	1,467,293
3,927	Walgreens Boots Alliance, Inc.	270,531
		14,456,576
	Energy — 4.9%
4,248	Anadarko Petroleum Corporation	242,306
669	Andeavor	59,956
3,481	Apache Corporation	118,876
5,323	Baker Hughes A GE Company	140,527
19,624	Cabot Oil & Gas Corporation	474,115
892	Cheniere Energy, Inc. (a)	46,848
1,191	Chevron Corporation	133,297
902	Cimarex Energy Company	86,673
811	Concho Resources, Inc. (a)	122,299
5,972	ConocoPhillips	324,339
5,542	Devon Energy Corporation	169,973
957	Diamondback Energy, Inc. (a)	119,280
439	Energen Corporation (a)	24,018
2,761	EOG Resources, Inc.	280,021
4,393	EQT Corporation	221,012
3,621	Halliburton Company	168,087
1,303	Hess Corporation	59,182
813	HollyFrontier Corporation	34,821
28,138	Marathon Oil Corporation	408,563
2,984	National Oilwell Varco, Inc.	104,709
5,347	Newfield Exploration Company (a)	124,746
10,996	Noble Energy, Inc.	328,011
3,438	Occidental Petroleum Corporation	225,533

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2018 (Unaudited)

Nationwide Maximum Diversification U.S. Core Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)
	Energy (Continued)
915	ONEOK, Inc.	$51,542
11,622	Parsley Energy, Inc. (a)	293,804
1,842	Pioneer Natural Resources Company	313,564
6,560	Schlumberger, Ltd.	430,598
2,043	Targa Resources Corporation	91,220
1,974	Valero Energy Corporation	178,489
3,659	Williams Companies, Inc.	101,574
		5,477,983
	Financials — 5.8%
750	Aflac, Inc.	66,660
32,517	AGNC Investment Corporation	583,355
68	Alleghany Corporation (a)	41,218
1,850	Allstate Corporation	170,681
2,676	American Express Company	260,936
318	American Financial Group, Inc.	35,870
2,885	American International Group, Inc.	165,426
97,168	Annaly Capital Management, Inc.	974,595
445	Aon plc	62,442
798	Arch Capital Group, Ltd. (a)	70,416
687	BB&T Corporation	37,338
518	Brown & Brown, Inc.	27,268
406	Capital One Financial Corporation	39,760
3,415	Cboe Global Markets, Inc.	382,513
1,076	Chubb, Ltd.	152,706
698	Cincinnati Financial Corporation	52,064
2,105	Citizens Financial Group, Inc.	91,546
2,166	CME Group, Inc.	359,903
326	Discover Financial Services	25,699
1,030	E*TRADE Financial Corporation (a)	53,797
489	East West Bancorp, Inc.	32,054
667	Everest Re Group, Ltd.	160,240
2,990	Fifth Third Bancorp	98,820
926	FNF Group	36,975
1,594	Hartford Financial Services Group, Inc.	84,243
4,010	Huntington Bancshares, Inc.	62,957
3,020	Intercontinental Exchange, Inc.	220,702
919	Janus Henderson Group Plc	32,477
318	JPMorgan Chase & Company	36,729
2,950	Key Corporation	62,334
358	Loews Corporation	17,660
589	M&T Bank Corporation	111,816
84	Markel Corporation (a)	93,408
164	MarketAxess Holdings, Inc.	33,194
618	Marsh & McLennan Companies, Inc.	51,306
2,538	MetLife, Inc.	117,230
520	Nasdaq, Inc.	41,990
4,983	New York Community Bancorp, Inc.	67,868
836	Northern Trust Corporation	88,507

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2018 (Unaudited)

Nationwide Maximum Diversification U.S. Core Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)
	Financials (Continued)
496	PNC Financial Services Group, Inc.	$78,199
3,472	Progressive Corporation	199,918
4,997	Regions Financial Corporation	96,992
314	RenaissanceRe Holdings, Ltd.	40,280
236	Signature Bank (a)	34,501
1,182	Starwood Property Trust, Inc.	23,936
3,256	Synchrony Financial	118,486
955	TD Ameritrade Holding Corporation	54,913
1,637	Travelers Companies, Inc.	227,544
992	Unum Group	50,552
748	Voya Financial, Inc.	38,163
3,181	Wells Fargo & Company	185,802
246	Willis Towers Watson plc	38,843
416	WR Berkley Corporation	28,446
2,633	XL Group, Ltd.	111,402
841	Zions Bancorporation	46,230
		6,478,910
	Health Care — 19.3%
7,325	AbbVie, Inc.	848,455
1,499	Aetna, Inc.	265,413
5,042	Alexion Pharmaceuticals, Inc. (a)	592,183
141	Align Technology, Inc. (a)	37,015
10,542	Alkermes plc (a) +	601,737
2,458	Allergan plc	379,073
1,706	Alnylam Pharmaceuticals, Inc. (a)	204,993
2,688	AmerisourceBergen Corporation	255,790
196	Amgen, Inc.	36,019
1,126	Anthem, Inc.	265,038
941	athenahealth, Inc. (a)	131,495
2,302	Baxter International, Inc.	156,053
1,178	Becton Dickinson and Company	261,540
868	Biogen, Inc. (a)	250,843
787	BioMarin Pharmaceutical, Inc. (a)	63,881
208	Bluebird Bio, Inc. (a)	41,808
1,775	Boston Scientific Corporation (a)	48,387
18,308	Bristol Myers Squibb Company	1,211,989
1,389	Cardinal Health, Inc.	96,133
2,445	Celgene Corporation (a)	213,008
1,349	Centene Corporation (a)	136,816
1,573	Cerner Corporation (a)	100,924
1,093	Cigna Corporation	214,108
231	Cooper Companies, Inc.	53,250
699	DaVita, Inc. (a)	50,342
1,079	DENTSPLY SIRONA, Inc.	60,489
10,087	Edwards Lifesciences Corporation (a)	1,348,329
5,252	Eli Lilly & Company	404,509
1,396	Exact Sciences Corporation (a)	62,276
22,474	Exelixis, Inc. (a)	579,829

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2018 (Unaudited)

Nationwide Maximum Diversification U.S. Core Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
2,809	Express Scripts Holding Company (a)	$211,939
6,238	Gilead Sciences, Inc.	491,118
7,653	HCA Healthcare, Inc. (a)	759,560
430	Henry Schein, Inc. (a)	28,462
1,267	Hologic, Inc. (a)	49,198
6,085	Humana, Inc.	1,654,024
528	ICON plc (a)	59,828
108	IDEXX Laboratories, Inc. (a)	20,221
2,919	Illumina, Inc. (a)	665,590
1,903	Incyte Corporation (a)	162,059
4,098	Intuitive Surgical, Inc. (a)	1,747,591
5,452	Ionis Pharmaceuticals, Inc. (a) +	287,975
688	IQVIA Holdings, Inc. (a)	67,651
270	Jazz Pharmaceuticals plc (a)	39,096
4,775	Johnson & Johnson	620,177
1,904	McKesson Corporation	284,134
3,397	Medtronic plc	271,386
9,633	Merck & Company, Inc.	522,301
4,087	Mylan NV (a)	164,788
1,026	Nektar Therapeutics (a)	88,811
2,581	Neurocrine Biosciences, Inc. (a)	217,914
11,131	Perrigo Company plc	906,731
16,549	Pfizer, Inc.	600,894
589	Regeneron Pharmaceuticals, Inc. (a)	188,739
1,309	Seattle Genetics, Inc. (a)	70,686
1,150	Stryker Corporation	186,484
190	Thermo Fisher Scientific, Inc.	39,630
354	United Therapeutics Corporation (a)	41,011
4,231	UnitedHealth Group, Inc.	956,883
1,903	Universal Health Services, Inc. - Class B	217,323
412	Varian Medical Systems, Inc. (a)	49,168
1,214	Vertex Pharmaceuticals, Inc. (a)	201,560
348	Waters Corporation (a)	71,215
1,509	WellCare Health Plans, Inc. (a)	292,610
335	West Pharmaceutical Services, Inc.	29,219
923	Zimmer Biomet Holdings, Inc.	107,299
1,924	Zoetis, Inc.	155,575
		21,500,575
	Industrials — 3.9%
1,577	3M Company	371,400
531	Acuity Brands, Inc.	75,710
2,942	CH Robinson Worldwide, Inc.	274,665
83	CoStar Group, Inc. (a)	28,397
7,980	CSX Corporation	428,686
2,407	Deere & Company +	387,213
595	Donaldson Company, Inc.	28,239
716	Equifax, Inc.	80,908
757	Expeditors International of Washington, Inc.	49,175

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2018 (Unaudited)

Nationwide Maximum Diversification U.S. Core Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)
	Industrials (Continued)
1,246	Fastenal Company	$68,181
2,904	General Electric Company	40,975
793	HD Supply Holdings, Inc. (a)	28,746
1,495	IHS Markit, Ltd. (a)	70,340
385	JB Hunt Transport Services, Inc.	45,649
879	Johnson Controls International plc	32,409
461	Kansas City Southern	47,501
173	Lennox International, Inc.	35,401
274	Macquarie Infrastructure Corp.	11,097
5,392	Nielsen Holdings plc	175,941
236	Nordson Corporation	31,641
1,010	Republic Services, Inc.	67,852
256	Robert Half International, Inc.	14,610
251	Snap-on, Inc.	39,964
2,318	Southwest Airlines Company	134,073
2,394	Spirit AeroSystems Holdings, Inc.	218,548
7,227	Stericycle, Inc. (a)	452,915
155	Teledyne Technologies, Inc. (a)	28,822
221	TransDigm Group, Inc.	63,717
414	TransUnion (a)	23,627
2,041	Union Pacific Corporation	265,840
2,715	United Parcel Service, Inc.	283,473
380	Wabtec Corporation	30,909
1,965	Waste Management, Inc.	169,619
904	W.W. Grainger, Inc.	236,442
201	Xylem, Inc.	14,991
		4,357,676
	Information Technology — 16.0%
10,491	Activision Blizzard, Inc.	767,207
57,079	Advanced Micro Devices, Inc. (a) +	691,226
4,158	Akamai Technologies, Inc. (a)	280,499
676	Alphabet, Inc. - Class A (a)	746,250
720	Alphabet, Inc. - Class C (a)	795,406
679	Amdocs, Ltd.	44,671
152	ANSYS, Inc. (a)	24,311
9,194	Apple, Inc.	1,637,636
240	Arista Networks, Inc. (a)	64,738
490	ARRIS International plc (a)	12,495
480	Automatic Data Processing, Inc.	55,354
635	Booz Allen Hamilton Holding Corporation	24,086
964	CA, Inc.	33,836
544	Cadence Design Systems, Inc. (a)	21,091
352	CDK Global, Inc.	24,175
1,175	Check Point Software Technologies, Ltd. (a)	122,071
11,543	Cisco Systems, Inc.	516,896
2,747	Cognizant Technology Solutions Corporation	225,309
4,548	CommScope Holding Company, Inc. (a)	176,053
4,627	eBay, Inc. (a)	198,313

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2018 (Unaudited)

Nationwide Maximum Diversification U.S. Core Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)
	Information Technology (Continued)
11,188	Electronic Arts, Inc. (a)	$1,383,955
269	F5 Networks, Inc. (a)	39,952
8,776	Facebook, Inc. (a)	1,564,936
1,318	Fidelity National Information Services, Inc.	128,083
332	FleetCor Technologies, Inc. (a)	66,377
644	FLIR Systems, Inc.	31,620
585	Fortinet, Inc. (a)	29,525
398	Gartner, Inc. (a)	45,137
2,048	HP, Inc.	47,903
5,520	Intel Corporation	272,081
382	InterActive Corporation (a)	56,884
4,242	International Business Machines Corporation	661,031
219	Intuit, Inc.	36,542
150	IPG Photonics Corporation (a)	36,846
347	KLA-Tencor Corporation	39,319
13,969	Marvell Technology Group, Ltd.	328,132
1,485	Micron Technology, Inc. (a)	72,483
2,940	Microsoft Corporation	275,684
5,156	NVIDIA Corporation	1,247,751
1,342	Oracle Corporation	67,999
3,303	Palo Alto Networks, Inc. (a)	572,640
510	Paychex, Inc.	33,216
2,918	PayPal Holdings, Inc. (a)	231,718
7,165	QUALCOMM, Inc.	465,725
2,910	salesforce.com, Inc. (a)	338,288
8,973	Seagate Technology plc	479,158
1,366	Square, Inc. (a)	62,904
1,875	Symantec Corporation	49,294
522	Take-Two Interactive Software, Inc. (a)	58,396
614	Total System Services, Inc.	54,001
59,287	Twitter, Inc. (a)	1,888,883
162	Tyler Technologies, Inc. (a)	32,904
211	Universal Display Corporation	27,388
3,665	VMware, Inc. (a) - Class A +	482,864
820	Worldpay, Inc. (a)	66,650
1,051	Xerox Corporation	31,866
510	Xilinx, Inc.	36,338
		17,806,096
	Materials — 3.4%
824	Alcoa Corporation (a)	37,055
404	Avery Dennison Corporation	47,732
3,369	Axalta Coating Systems, Ltd. (a)	103,765
600	Berry Global Group, Inc. (a)	32,640
20,513	CF Industries Holdings, Inc.	845,956
5,177	DowDuPont, Inc.	363,943
621	FMC Corporation	48,736
360	International Flavors & Fragrances, Inc.	50,850
137	Martin Marietta Materials, Inc.	27,938

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2018 (Unaudited)

Nationwide Maximum Diversification U.S. Core Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)
	Materials (Continued)
2,268	Mosaic Company	$59,694
42,768	Newmont Mining Corporation	1,633,737
417	Praxair, Inc.	62,446
2,906	Royal Gold, Inc.	234,718
788	Sealed Air Corporation	33,388
296	Sherwin-Williams Company	118,868
1,027	Steel Dynamics, Inc.	47,499
334	Vulcan Materials Company	39,322
		3,788,287
	Real Estate — 4.9%
430	Alexandria Real Estate Equities, Inc. #	52,163
844	American Campus Communities, Inc. #	30,789
2,416	American Tower Corporation #	336,621
1,965	Apartment Investment & Management Company # +	75,967
861	AvalonBay Communities, Inc. #	134,333
475	Boston Properties, Inc. #	56,463
5,066	Brixmor Property Group, Inc. #	78,726
631	Camden Property Trust #	50,297
3,333	Colony NorthStar, Inc. #	25,931
2,404	Crown Castle International Corporation #	264,584
4,950	Digital Realty Trust, Inc. #	498,168
660	Douglas Emmett, Inc. #	23,595
1,693	Duke Realty Corporation #	41,936
331	Equinix, Inc. #	129,785
2,597	Equity LifeStyle Properties, Inc. #	219,732
1,718	Equity Residential #	96,603
911	Essex Property Trust, Inc. #	203,909
9,105	Extra Space Storage, Inc. #	774,381
334	Federal Realty Investment Trust #	38,056
1,220	Forest City Realty Trust, Inc. #	25,949
922	Gaming and Leisure Properties, Inc. #	30,666
3,719	GGP, Inc. #	78,731
5,236	HCP, Inc. #	113,307
948	Healthcare Trust of America, Inc. #	23,558
658	Iron Mountain, Inc. #	20,701
9,015	Kimco Realty Corporation #	134,864
386	Lamar Advertising Company #	25,657
692	Macerich Company #	40,786
1,177	Mid-America Apartment Communities, Inc. #	101,010
712	National Retail Properties, Inc. #	26,515
899	Omega Healthcare Investors, Inc. # +	22,907
2,071	Public Storage #	402,685
6,725	Realty Income Corporation #	330,736
956	Regency Centers Corporation #	55,553
830	SBA Communications Corporation (a) #	130,534
1,564	Simon Property Group, Inc. #	240,090
446	SL Green Realty Corporation #	43,226
746	Sun Communities, Inc. #	65,320

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2018 (Unaudited)

Nationwide Maximum Diversification U.S. Core Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)
	Real Estate (Continued)
1,744	UDR, Inc. #	$58,633
3,065	Ventas, Inc. #	148,101
8,361	VEREIT, Inc. #	57,273
381	Vornado Realty Trust #	25,325
2,134	Welltower, Inc. #	112,035
182	WP Carey, Inc. #	10,905
		5,457,106
	Telecommunication Services — 1.8%
25,394	AT&T, Inc.	921,802
7,874	CenturyLink, Inc.	139,134
20,362	Verizon Communications, Inc.	972,082
939	Zayo Group Holdings, Inc. (a)	33,663
		2,066,681
	Utilities — 4.9%
2,679	American Water Works Company, Inc.	212,605
795	Aqua America, Inc.	27,181
335	Atmos Energy Corporation	26,964
1,914	CenterPoint Energy, Inc.	51,774
7,962	CMS Energy Corporation	337,987
13,847	Consolidated Edison, Inc.	1,037,001
4,440	Dominion Energy, Inc.	328,871
5,053	Edison International	306,161
6,689	Eversource Energy	381,273
14,812	Exelon Corporation	548,636
3,790	NextEra Energy, Inc.	576,649
1,530	NiSource, Inc.	35,389
915	OGE Energy Corp.	28,676
17,495	PG&E Corporation	718,871
2,365	Pinnacle West Capital Corporation	182,010
4,220	PPL Corporation	120,903
2,811	Public Service Enterprise Group, Inc.	136,137
6,099	SCANA Corporation	241,947
1,193	Sempra Energy	130,013
775	UGI Corporation	33,395
		5,462,443
	TOTAL COMMON STOCKS (Cost $104,124,920)	111,341,157

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2018 (Unaudited)

Nationwide Maximum Diversification U.S. Core Equity ETF (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 0.1%
76,381	Invesco Short-Term Investments Trust - Government & Agency Portfolio, Institutional Class, 1.30%*	$76,381
	TOTAL SHORT-TERM INVESTMENTS (Cost $76,381)	76,381

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 2.7%
2,976,960	First American Government Obligations Fund, Class Z, 1.24% *	2,976,960
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,976,960)	2,976,960

	Total Investments (Cost $107,178,261) — 102.6%	114,394,498
	Liabilities in Excess of Other Assets — (2.6)%	(2,866,264)
	TOTAL NET ASSETS — 100.0%	$111,528,234

Percentages are stated as a percent of net assets.

*	Rate shown is the annualized seven-day yield as of February 28, 2018.
(a)	Non-income producing security
+	All or a portion of this security is on loan as of February 28, 2018. The total value of securities on loan is $2,869,489.
#	Real Estate Investment Trust ("REIT")
ADR	American Depositary Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Statements of Assets & Liabilities

February 28, 2018 (Unaudited)

	Nationwide Risk-Based U.S. Equity ETF	Nationwide Risk-Based International Equity ETF	Nationwide Maximum Diversification U.S. Core Equity ETF
ASSETS
Investments in securities, at value*+ (Note 2)	$115,074,864	$124,542,374	$114,394,498
Foreign currency, at value*	—	35,113	—
Dividends and interest receivable	205,050	250,639	139,221
Securities lending income receivable	228	—	662
Reclaims receivable	301	32,501	354
Cash	1,421	—	—
Total assets	115,281,864	124,860,627	114,534,735

LIABILITIES
Collateral received for securities loaned	1,285,607	—	2,976,960
Management fees payable	26,632	40,017	29,541
Payable for securities purchased	—	32,220	—
Total liabilities	1,312,239	72,237	3,006,501

NET ASSETS	$113,969,625	$124,788,390	$111,528,234

Net Assets Consist of:
Paid-in capital	$109,760,080	$118,679,824	$103,484,355
Undistributed (accumulated) net investment income (loss)	275,920	70,930	217,529
Accumulated net realized gain (loss) on investments	2,138,217	2,316,175	610,113
Net unrealized appreciation (depreciation) of:
Investments	1,795,408	3,718,517	7,216,237
Foreign currency and translation of other assets and liabilities in foreign currency	—	2,944	—
Net assets	$113,969,625	$124,788,390	$111,528,234

Net assets value:
Net assets	$113,969,625	$124,788,390	$111,528,234
Shares outstanding ^	4,400,000	4,750,000	4,150,000
Net asset value, offering and redemption price per share	$25.90	$26.27	$26.87
*Identified Cost:
Investment in Securities	$113,279,456	$120,823,857	$107,178,261
Foreign Currency	—	34,826	—

^	No par value, unlimited number of shares authorized.
+	Including securities on loan of $1,240,272, $0, and $2,869,489, respectively.

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Period Ended February 28, 2018^ (Unaudited)

	Nationwide Risk-Based U.S. Equity ETF	Nationwide Risk-Based International Equity ETF	Nationwide Maximum Diversification U.S. Core Equity ETF
INCOME
Dividends *	$912,257	$804,501	$881,106
Interest	806	1,499	646
Securities lending income (Note 4)	601	—	2,220
Total investment income	913,664	806,000	883,972

EXPENSES
Management fees	153,933	229,990	170,429
Total expenses	153,933	229,990	170,429
Net investment income (loss)	759,731	576,010	713,543

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	2,221,680	2,413,853	610,468
Foreign currency	(83)	9,910	(11)
Change in unrealized appreciation (depreciation) on:
Investments	1,795,408	3,718,517	7,216,237
Foreign currency	—	2,944	—
Net realized and unrealized gain (loss) on investments	4,017,005	6,145,224	7,826,694
Net increase (decrease) in net assets resulting from operations	$4,776,736	$6,721,234	$8,540,237

^	Inception date of September 15, 2017. The information presented is for the period from September 15, 2017 to February 28, 2018.
*	Net of foreign taxes withheld of $0, $68,905, and $0, respectively.

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets

Nationwide Risk-Based U.S. Equity ETF

Period Ended February 28, 2018* (Unaudited)
OPERATIONS
Net investment income (loss)	$759,731
Net realized gain (loss)	2,221,597
Change in unrealized appreciation (depreciation)	1,795,408
Net increase (decrease) in net assets resulting from operations	4,776,736

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(483,811)
From realized gains	(83,380)
Total distributions to shareholders	(567,191)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	147,335,525
Payments for shares redeemed	(37,575,445)
Net increase (decrease) in net assets derived from capital share transactions (a)	109,760,080
Net increase (decrease) in net assets	$113,969,625

NET ASSETS
Beginning of period	$—
End of period	$113,969,625
Undistributed (accumulated) net investment income (loss)	$275,920

(a)	A summary of capital share transactions is as follows:

Period Ended February 28, 2018* (Unaudited)
Shares
Subscriptions	5,850,000
Redemptions	(1,450,000)
Net increase (decrease)	4,400,000

*	Inception date of September 15, 2017. The information presented is for the period from September 15, 2017 to February 28, 2018.

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets (Continued)

Nationwide Risk-Based International Equity ETF

Period Ended February 28, 2018* (Unaudited)
OPERATIONS
Net investment income (loss)	$576,010
Net realized gain (loss)	2,423,763
Change in unrealized appreciation (depreciation)	3,721,461
Net increase (decrease) in net assets resulting from operations	6,721,234

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(505,080)
From realized gains	(107,588)
Total distributions to shareholders	(612,668)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	137,019,505
Payments for shares redeemed	(18,340,355)
Transaction fees (Note 7)	674
Net increase (decrease) in net assets derived from capital share transactions (a)	118,679,824
Net increase (decrease) in net assets	$124,788,390

NET ASSETS
Beginning of period	$—
End of period	$124,788,390
Undistributed (accumulated) net investment income (loss)	$70,930

(a)	A summary of capital share transactions is as follows:

Period Ended February 28, 2018* (Unaudited)
Shares
Subscriptions	5,450,000
Redemptions	(700,000)
Net increase (decrease)	4,750,000

*	Inception date of September 15, 2017. The information presented is for the period from September 15, 2017 to February 28, 2018.

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets (Continued)

Nationwide Maximum Diversification U.S. Core Equity ETF

Period Ended February 28, 2018* (Unaudited)
OPERATIONS
Net investment income (loss)	$713,543
Net realized gain (loss)	610,457
Change in unrealized appreciation (depreciation)	7,216,237
Net increase (decrease) in net assets resulting from operations	8,540,237

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(496,014)
From realized gains	(344)
Total distributions to shareholders	(496,358)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	111,357,630
Payments for shares redeemed	(7,873,275)
Net increase (decrease) in net assets derived from capital share transactions (a)	103,484,355
Net increase (decrease) in net assets	$111,528,234

NET ASSETS
Beginning of period	$—
End of period	$111,528,234
Undistributed (accumulated) net investment income (loss)	$217,529

(a)	A summary of capital share transactions is as follows:

Period Ended February 28, 2018* (Unaudited)
Shares
Subscriptions	4,450,000
Redemptions	(300,000)
Net increase (decrease)	4,150,000

*	Inception date of September 15, 2017. The information presented is for the period from September 15, 2017 to February 28, 2018.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a capital share outstanding throughout the period

Nationwide Risk-Based U.S. Equity ETF

	Period Ended February 28, 2018(1) (Unaudited)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.17
Net realized and unrealized gain (loss) on investments	0.86
Total from investment operations	1.03

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from:
Net investment income	(0.11)
Realized gains	(0.02)
Total distributions	(0.13)

Net asset value, end of period	$25.90

Total return	4.12	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000's)	$113,970

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.30	%(4)
Net investment income to average net assets	1.48	%(4)

Portfolio turnover rate (5)	44	%(3)

(1)	Inception date of September 15, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a capital share outstanding throughout the period

Nationwide Risk-Based International Equity ETF

	Period Ended February 28, 2018(1) (Unaudited)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.12
Net realized and unrealized gain (loss) on investments	1.28
Total from investment operations	1.40

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from:
Net investment income	(0.11)
Realized gains	(0.02)
Total distributions	(0.13)

CAPITAL SHARE TRANSACTIONS
Transaction fees	0.00	(6)

Net asset value, end of period	$26.27

Total return	5.61	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000's)	$124,788

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.42	%(4)
Net investment income to average net assets	1.05	%(4)

Portfolio turnover rate (5)	78	%(3)

(1)	Inception date of September 15, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.
(6)	Represents less than $0.005.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a capital share outstanding throughout the period

Nationwide Maximum Diversification U.S. Core Equity ETF

	Period Ended February 28, 2018(1) (Unaudited)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.17
Net realized and unrealized gain (loss) on investments	1.82
Total from investment operations	1.99

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from:
Net investment income	(0.12)
Realized gains	(0.00	)(6)
Total distributions	(0.12)

Net asset value, end of period	$26.87

Total return	7.97	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000's)	$111,528

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.34	%(4)
Net investment income to average net assets	1.42	%(4)

Portfolio turnover rate (5)	7	%(3)

(1)	Inception date of September 15, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.
(6)	Represents less than $0.005.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

February 28, 2018 (Unaudited)

NOTE 1 – ORGANIZATION

Nationwide Risk-Based U.S. Equity ETF, Nationwide Risk-Based International Equity ETF and Nationwide Maximum Diversification U.S. Core Equity ETF (individually each a “Fund” or collectively the “Funds”) are diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of Nationwide Risk-Based U.S. Equity ETF is to track the performance of the R Risk-Based US Index. The investment objective of Nationwide Risk-Based International Equity ETF is to track the performance of the R Risk-Based International Index. The investment objective of Nationwide Maximum Diversification U.S. Core Equity ETF is to track the performance of the TOBAM Maximum Diversification® USA Index. The inception date for each Fund is September 15, 2017.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share. Short-Term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

Notes to Financial Statements (Continued)

February 28, 2018 (Unaudited)

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of February 28, 2018:

Nationwide Risk-Based U.S. Equity ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$113,707,983	$—	$—	$113,707,983
Short-Term Investments	81,274	—	—	81,274
Investments Purchased With Proceeds From Securities Lending	1,285,607	—	—	1,285,607
Total Investments in Securities, at value	$115,074,864	$—	$—	$115,074,864

^	See Schedules of Investments for breakout of investments by sector classification.

Nationwide Risk-Based International Equity ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$124,295,806	$—	$—	$124,295,806
Short-Term Investments	246,568	—	—	246,568
Total Investments in Securities, at value	$124,542,374	$—	$—	$124,542,374

^	See Schedules of Investments for breakout of investments by country and sector classifications.

Notes to Financial Statements (Continued)

February 28, 2018 (Unaudited)

Nationwide Maximum Diversification U.S. Core Equity ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$111,341,157	$—	$—	$111,341,157
Short-Term Investments	76,381	—	—	76,381
Investments Purchased With Proceeds From Securities Lending	2,976,960	—	—	2,976,960
Total Investments in Securities, at value	$114,394,498	$—	$—	$114,394,498

^	See Schedules of Investments for breakout of investments by sector classification.

Transfers between levels are recognized at the end of the reporting period. During the period ended February 28, 2018, the Funds did not recognize any transfers to or from Levels 1, 2, or 3.

B.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.	Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the period ended February 28, 2018, the Funds did not incur any interest or penalties.

D.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends

Notes to Financial Statements (Continued)

February 28, 2018 (Unaudited)

have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from the Funds’ investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

E.	Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Funds on an annual basis. Distributions are recorded on the ex-dividend date.

F.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

G.	Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange, Inc. (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

H.	Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.	Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to February 28, 2018, that materially impacted the amounts or disclosures in the Funds’ financial statements.

J.	New Accounting Pronouncements and Other Matters. In October 2016, the SEC voted to adopt changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The final amendments to modernize and enhance reporting become effective June 1, 2018 (although the requirement to file the initial Form N-PORT has been extended by the SEC to April 30, 2019 as opposed to the original requirement to file by July 30, 2018). Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements. The Regulation S-X amendments had a compliance date of August 1, 2017 and are reflected in the Funds’ financial statements for the period ended February 28, 2018.

Notes to Financial Statements (Continued)

February 28, 2018 (Unaudited)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Nationwide Fund Advisors (“NFA” or the “Adviser”) serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is responsible for arranging, in consultation with Vident Investment Advisory, LLC, (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Funds, Nationwide Risk-Based U.S. Equity ETF pays the Advisor 0.30%, Nationwide Risk-Based International Equity ETF pays the Advisor 0.42% and Nationwide Maximum Diversification U.S. Core Equity ETF pays the Advisor 0.34% at an annual rate based on each Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ custodian, transfer agent and accountants. USBFS also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of USBFS, serves as the Funds’ custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – SECURITIES LENDING

The Funds may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. (the "Securities Lending Agent"). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

As of February 28, 2018, Nationwide Risk-Based U.S. Equity ETF and Nationwide Maximum Diversification U.S. Core Equity ETF had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering its

Notes to Financial Statements (Continued)

February 28, 2018 (Unaudited)

securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent.

The Securities Lending Agreement provides that, in the event of a Borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or paying the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the Securities Lending Agreement between the Funds and the Securities Lending Agent. The Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement; therefore no offsetting disclosures have been made.

As of February 28, 2018, the values of the securities on loan and payable for collateral due to broker were as follows:

Fund	Value of Securities on Loan	Payable for Collateral Received*
Nationwide Risk-Based U.S. Equity ETF	$1,240,272	$1,285,607
Nationwide Maximum Diversification U.S. Core Equity ETF	$2,869,489	$2,976,960

*	The cash collateral received was invested in the First American Government Obligations Fund, Class Z as shown on the Schedule of Investments, a short-term investment portfolio with an overnight and continuous maturity.

Fees and interest income earned on collateral investments and recognized by the Funds during the period ended February 28, 2018, were as follows:

Fund	Fees and Interest Earned
Nationwide Risk-Based U.S. Equity ETF	$601
Nationwide Maximum Diversification U.S. Core Equity ETF	$2,220

NOTE 5 – PURCHASE AND SALES OF SECURITIES

    During the period ended February 28, 2018, purchases and sales of securities by the Funds, excluding short-term securities and in-kind redemptions were as follows:

	Purchases	Sales
Nationwide Risk-Based U.S. Equity ETF	$51,563,692	$50,814,987
Nationwide Risk-Based International Equity ETF	$95,146,484	$95,248,153
Nationwide Maximum Diversification U.S. Core Equity ETF	$8,221,169	$8,274,539

During the period ended February 28, 2018, there were no purchases or sales of U.S. Government securities.

During the period ended February 28, 2018, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Purchases	In-Kind Sales
Nationwide Risk-Based U.S. Equity ETF	$146,721,516	$37,493,976
Nationwide Risk-Based International Equity ETF	$136,343,013	$17,975,737
Nationwide Maximum Diversification U.S. Core Equity ETF	$111,358,363	$7,784,133

Notes to Financial Statements (Continued)

February 28, 2018 (Unaudited)

NOTE 6 – INCOME TAX INFORMATION

The Funds are subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the period ended February 28, 2018. Since the Funds do not have a full fiscal year, tax cost of investments are the same as noted in the Schedule of Investments.

NOTE 7 – SHARE TRANSACTIONS

Shares of the Funds are listed and trade on New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for Nationwide Risk-Based U.S. Equity ETF and Nationwide Maximum Diversification U.S. Core Equity ETF is $500, payable to the Custodian. The standard fixed transaction fee for Nationwide Risk-Based International Equity ETF is $4,000, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions fees. Variable fees received by each Fund, if any, are displayed in the capital shares transaction section of the Statement of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Funds have equal rights and privileges.

NOTE 8 - FOREIGN SECURITIES RISK (Foreign Funds only)

Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Expense Example

For the Period Ended February 28, 2018 (Unaudited)

As a shareholder of Nationwide Risk-Based U.S. Equity ETF, Nationwide Risk-Based International ETF and Nationwide Maximum Diversification U.S. Core Equity ETF (the “Funds”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Nationwide Risk-Based U.S. Equity ETF

	Beginning Account Value September 15, 2017(1)	Ending Accunt Value February 28, 2018	Expenses Paid During the Period
Actual	$1,000.00	$1,041.20	$1.39(2)
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.31	$1.51(3)

(1)	Fund inception.
(2)	The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.30%, multiplied by the average account value during the period, multiplied by the number of days in the current period, 166 days, and divided by the number of days in the most recent twelve-month period, 365 days.
(3)	The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 0.30%, multiplied by the average value during the six-month period, multiplied by the number of days in the six-month period, 181 days, and divided by the number of days in the most recent twelve-month period, 365 days.

Expense Example (Continued)

For the Period Ended February 28, 2018 (Unaudited)

Nationwide Risk-Based International Equity ETF

	Beginning Account Value September 15, 2017(4)	Ending Account Value February 28, 2018	Expenses Paid During the Period
Actual	$1,000.00	$1,056.10	$1.96(5)
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.71	$2.11(6)

(4)	Fund inception.
(5)	The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.42%, multiplied by the average account value during the period, multiplied by the number of days in the current period, 166 days, and divided by the number of days in the most recent twelve-month period, 365 days.
(6)	The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 0.42%, multiplied by the average value during the six-month period, multiplied by the number of days in the six-month period, 181 days, and divided by the number of days in the most recent twelve-month period, 365 days.

Nationwide Risk-Based Maximum Diversification U.S. Core Equity ETF

	Beginning Account Value September 15, 2017(7)	Ending Account Value February 28, 2018	Expenses Paid During the Period
Actual	$1,000.00	$1,079.70	$1.61(8)
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.11	$1.71(9)

(7)	Fund inception.
(8)	The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.34%, multiplied by the average account value during the period, multiplied by the number of days in the current period, 166 days, and divided by the number of days in the most recent twelve-month period, 365 days.
(9)	The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 0.34%, multiplied by the average value during the six-month period, multiplied by the number of days in the six-month period, 181 days, and divided by the number of days in the most recent twelve-month period, 365 days.

Approval of Advisory Agreements and Board Consideration (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at meetings held on April 27, 2017 and July 13, 2017 (each a “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Advisory Agreement (the “Advisory Agreement”) between Nationwide Fund Advisors (the “Adviser”) and the Trust, on behalf of the Nationwide Risk-Based U.S. Equity ETF (the “Risk-Based U.S. Fund”), Nationwide Risk-Based International Equity ETF (the “Risk-Based International Fund”), and Nationwide Maximum Diversification U.S. Core Equity ETF (the “MaxDiv U.S. Fund”) “ (each a “Fund”). At the meeting held on July 13, 2017, the Board considered the approval of the Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) between the Adviser, the Trust, on behalf of each Fund, and Vident Investment Advisory, LLC (“VIA” or the “Sub-Adviser”).

Prior to the applicable meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser and Sub-Adviser regarding, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser; (ii) the cost of the services to be provided and the profits to be realized by each firm and its affiliates from services to be rendered to each Fund; (iii) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (iv) the extent to which economies of scale would be realized as a Fund grows and whether the proposed advisory fee for a Fund reflects these economies of scale for the benefit of the Fund; and (v) other financial benefits to the Adviser, the Sub-Adviser and their affiliates resulting from services to be rendered to each Fund.

Prior to the applicable meeting, representatives from the Adviser and Sub-Adviser, along with other service providers of each Fund, presented additional oral and written information to help the Board evaluate each firm’s fees and other aspects of the Agreements. Among other things, representatives from the Adviser and Sub-Adviser provided overviews of their advisory businesses, including key personnel and compliance programs. The Board then discussed the written materials and oral presentations that it had received and any other information that the Board received at each Meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to each Fund. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and the report from the Trust’s chief compliance officer (“CCO”) regarding his review of the Adviser’s compliance program. The Board considered that it had discussed with the Adviser the various resources expected to be used to implement the firm’s investment strategy, including the Adviser’s personnel and marketing plans. The Board noted that it had received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions that included, among other things, information about the background and experience of the firm’s key personnel, the other products the firm manages, and the ownership structure of the firm.

The Board also considered other services to be provided to each Fund, such as monitoring adherence to each Fund’s investment restrictions and monitoring compliance with various Fund policies and procedures and with applicable securities regulations and monitoring the extent to which each Fund achieved its investment objective as a passively-managed fund.

Approval of Advisory Agreements and Board Consideration (Unaudited) (Continued)

Historical Performance. The Board noted that each Fund had not yet commenced operations and concluded that performance of each Fund, thus, was not a relevant factor in their deliberations. The Board also considered that, because each Fund is designed to track the performance of an index provided by a third-party not affiliated with the Adviser and the trading for each Fund would be handled by the Sub-Adviser, each Fund’s performance would not be the direct result of investment decisions made by the Adviser. Consequently, with respect to each Fund’s performance, the Board in the future would focus on the Adviser’s oversight of the Sub-Adviser’s services, including whether a Fund’s performance exhibited significant tracking error.

Cost of Services Provided and Economies of Scale. The Board reviewed the estimated expense ratio for each Fund and compared each Fund’s expense ratio to an appropriate universe of its peers.

Risk-Based U.S. Fund:The Board then reviewed the expense ratio for the Risk-Based U.S. Fund and compared it to the universe of the most direct competitors for the Fund, as identified by the Adviser (“Selected Peer Group”). The Board noted that the expense ratio for the Risk-Based U.S. Fund was lower than the average for the Selected Peer Group. The Board noted that the Fund’s expense ratio was reasonable given the cost of licensing the Fund’s index from a third-party.

Risk-Based International Fund:The Board then reviewed the expense ratio for the Risk-Based International Fund and compared it to the universe of the most direct competitors for the Fund, as identified by management (“Selected Peer Group”). The Board noted that the expense ratio for the Risk-Based International Fund was slightly lower than the average for the Selected Peer Group. The Board noted that the Fund’s expense ratio was reasonable given the cost of licensing the Fund’s index from a third-party.

MaxDiv U.S. Fund:The Board then reviewed the expense ratio for the MaxDiv U.S. Fund and compared it to the universe of the most direct competitors for the Fund, as identified by management (“Selected Peer Group”). The Board noted that the expense ratio for the MaxDiv U.S. Fund was slightly lower than the average for the Selected Peer Group. The Board noted that the Fund’s expense ratio was reasonable given the cost of licensing the Fund’s index from a third-party.

The Board took into consideration that the advisory fee for each Fund was a “unified fee,” meaning that the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying each Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with each Fund, taking into account an analysis of the Adviser’s profitability with respect to each Fund. The Board determined that such analyses were not a significant factor given that each Fund had not yet commenced operations and consequently, the future size of each Fund was generally unpredictable. The Board noted that it intends to monitor fees as each Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of each Fund and its shareholders.

Approval of Advisory Agreements and Board Consideration (Unaudited) (Continued)

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided to each Fund under the Sub-Advisory Agreement, noting that VIA would provide investment management services to each Fund, as well as other exchange-traded funds (“ETFs”), including certain series of the Trust. The Board noted the responsibilities that VIA would have as each Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of each Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to each Fund.

In considering the nature, extent, and quality of the services to be provided by VIA, the Board considered reports of the Trust’s CCO with respect to VIA’s compliance program and VIA’s experience providing investment management services to other ETFs, including other series of the Trust. VIA’s registration form (“Form ADV”) was provided to the Board, as was the response of VIA to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of each Fund. The Board also considered VIA’s resources and capacity with respect to portfolio management, compliance, and operations given the number of new funds for which it would be sub-advising.

Historical Performance. The Board noted that each Fund had not yet commenced operations. Consequently, the Board determined that performance was not a relevant consideration with respect to each Fund. The Board also considered that, because the investment objective of each Fund is to track the performance of an index, the Board in the future would focus on the extent to which each Fund achieved its investment objective as a passively-managed fund.

Costs of Services to be Provided and Economies of Scale. The Board reviewed the advisory fees to be paid by the Adviser to VIA for its services to each Fund. The Board considered that the fees to be paid to VIA would be paid by the Adviser from the fee the Adviser received from each Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and VIA based on the nature and expected size of each Fund. The Board further determined that each fee reflected an appropriate allocation of the advisory fee paid to the Adviser given the work performed by each firm and noted that the fees were generally in line with those charged by VIA in connection with other similar series of the Trust and other funds managed by VIA. The Board also evaluated the compensation and benefits expected to be received by VIA from its relationship with each Fund, taking into account an analysis of VIA’s profitability with respect to each Fund.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determinations on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement was in the best interests of each Fund and its shareholders.

Information About Portfolio Holdings (Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The funds' portfolio holdings are posted on their website at www.etf.nationwide.com daily.

Information About Proxy Voting (Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.etf.nationwide.com.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Information About the Funds’ Trustees (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.etf.nationwide.com.

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Adviser

Nationwide Fund Advisors

One Nationwide Plaza

Columbus, Ohio 43215

Sub-Adviser

Vident Investment Advisory, LLC

300 Colonial Center Pkwy, Suite 330

Roswell, Georgia 30076

Index Provider- Risk-Based ETFs

Rothschild Risk Based Investments LLC

1251 Avenue of the Americas

New York, New York 10020

Index Provider- Maximum Diversification ETF

TOBAM S.A.S.

49/53 Avenue Des Champs-Élysées
Paris, France 75008

Distributor

Quasar Distributors, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association

Custody Operations

1555 North Rivercenter Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Ave, NW

Washington, DC 20004

Nationwide Risk-Based U.S. Equity ETF

Symbol – RBUS

CUSIP – 26922A677

Nationwide Risk-Based International Equity ETF

Symbol – RBIN

CUSIP – 26922A669

Nationwide Maximum Diversification U.S. Core Equity ETF

Symbol – MXDU

CUSIP – 26922A651

SAR-ETF (4/18)

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annul reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date	4/18/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date	4/18/18

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	4/18/18

*	Print the name and title of each signing officer under his or her signature.